Concentration and Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Concentration and Risk
Cash and cash equivalents and restricted cash	¥ 273,940	$ 40,898		¥ 516,238	$ 77,072	¥ 738,257	¥ 936,030
PRC
Concentration and Risk
Cash, PRC insured	500
Hong Kong
Concentration and Risk
Cash, PRC insured | $			$ 500
RMB | PRC
Concentration and Risk
Cash and cash equivalents and restricted cash	189,401			264,964
U. S. Dollar | PRC
Concentration and Risk
Cash and cash equivalents and restricted cash	10,020			69,762
U. S. Dollar | Hong Kong
Concentration and Risk
Cash and cash equivalents and restricted cash	74,238			181,263
Hong Kong dollar | Hong Kong
Concentration and Risk
Cash and cash equivalents and restricted cash	¥ 281			¥ 249